LOSS PER SHARE (Schedule of Earnings Per ADS) (Details) - shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Ordinary shares		96,162,410	96,162,410	96,162,410
Basic earnings per share denominator		83,606,810	83,612,908	86,486,409
Reconciliation to weighted average earnings per share denominator:
In issue at January 1		96,162,410	96,162,410	96,162,410
Weighted average number of shares issued during the year	[1]
Weighted average number of treasury shares		(12,555,600)	(12,549,502)	(9,676,001)
Basic earnings per share denominator		83,606,810	83,612,908	86,486,409
American depositary share [Member]
Disclosure of classes of share capital [line items]
Ordinary shares		24,040,602	24,040,602	24,040,602	24,040,602
Basic earnings per share denominator		20,901,703	20,903,227	21,621,602
Reconciliation to weighted average earnings per share denominator:
In issue at January 1		24,040,602	24,040,602	24,040,602
Weighted average number of shares issued during the year	[1]
Weighted average number of treasury shares		(3,138,899)	(3,137,375)	(2,419,000)
Basic earnings per share denominator		20,901,703	20,903,227	21,621,602

[1]	The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.